Share-based Payment Arrangements (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of range of exercise prices of outstanding share options [line items]
Dividend yield (%)
Minimum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - NIS	$ 0.326	$ 0.21
Option price - USD	$ 0.164	$ 1.07
Expected volatility (%)	80.65%
Expected duration (years)	6 years 9 months 7 days	4 years
Risk free rate interest rate (%)	1.36%
Maximum [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share Price - NIS	$ 0.388	$ 0.26
Option price - USD	$ 0.191	$ 1.42
Expected volatility (%)	80.91%
Expected duration (years)	6 years 11 months 19 days	8 years
Risk free rate interest rate (%)	1.39%